Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
Temporary equity, shares outstanding	110,866	2,481,485
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	110,866	2,481,485	5,194,628
Temporary equity, redemption price per share	$ 11.58	$ 11.14	$ 10.65
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	3,200,000	3,200,000	600,000
Common stock, shares outstanding	3,200,000	3,200,000	600,000
Subject to possible redemption	110,866	2,481,485	5,194,628
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	2,110,122	2,110,122	4,710,122
Common stock, shares outstanding	2,110,122	2,110,122	4,710,122
Key Mining Corp [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	89,514,388	77,222,388	77,222,388
Common stock, shares outstanding	89,514,388	77,222,388	77,222,388